Long-term investments - Equity Investments without Readily Determinable Fair Values and Equity method investment (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 USD ($)
Long-term investments
Total consideration paid			¥ 1,484
Group transferred consideration		¥ 2,020
Group transferred consideration (in shares) | shares		52,844
Fair value carrying amount		¥ 0
Impairment loss of investments		86,600	0	¥ 15,908
Share of gain (loss) from equity method investments		0	0	(11,523)
Private fund loss on investments			91	421
Private fund gain on investments		0
Long-Term Investments		¥ 35,000	¥ 122,572	¥ 121,179		$ 5,075
Investments without readily determinable fair values | Bene internet technology Co Ltd
Long-term investments
Shareholding interests (as a percent)			10.00%
Chongqing Fullerton | Investments without readily determinable fair values
Long-term investments
Total consideration paid					¥ 1,484
Bene internet technology Co Ltd | Investments without readily determinable fair values
Long-term investments
Total consideration paid	¥ 1,484